Form N-1A Cover	Mar. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	DoubleLine ETF Trust
Entity Central Index Key	0001886172
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Prospectus Date	Nov. 12, 2025